Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Transactions [Line Items]
Cash Consideration received		¥ 7,252
Cash consideration for acquired	¥ 700	3,500
Cash consideration paid		44,500	¥ 2,800
Mr. Zhan [Member]
Related Party Transactions [Line Items]
Cash consideration for acquired		¥ 17,300
Beijing Shanronghaina Network Technology Co., Ltd. [Member]
Related Party Transactions [Line Items]
Equity interests		4.50%	0.88%